INCOME AND MINING TAXES - Components of income and mining taxes expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME AND MINING TAXES
Current income and mining taxes	$ 180,202	$ 112,981
Deferred income and mining taxes:
Origination and reversal of temporary differences	75,756	152,595
Total income and mining taxes expense	$ 255,958	$ 265,576